Filed Pursuant to Rule 497(e)
1933 Act File No. 333-170106
1940 Act File No. 811-22486

GPS Funds II

GuidePath® Growth Allocation Fund
GuidePath® Conservative Allocation Fund
GuidePath® Tactical Allocation Fund
GuidePath® Absolute Return Allocation Fund
GuidePath® Multi-Asset Income Allocation Fund
GuidePath® Flexible Income Allocation Fund
(collectively, the “Funds”)

Service Shares

June 29, 2018

EXPLANATORY NOTE

On behalf of the Funds, each a series of GPS Funds II (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on June 22, 2018; such form of Supplement (Accession Number 0001680359-18-000289) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE